Investment instruments - Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment (Detail) - IFRS9 [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
- Increases due to change in credit risk	$ (284,141)	$ (269,348)
- Decreases due to change in credit risk	(112,615)	(111,255)
- Charge-offs	174,556	167,364
New financial assets originated or purchased	(414,765)	(282,800)
Financial assets that have been derecognized	244,413	199,319
Foreign exchange and other movements	4,777	(37,787)
Financial Instruments At Amortised Cost Category [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(24)	(13)
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(86)	(24)
Financial assets that have been derecognized	9	13
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(101)	(24)
Financial Instruments At Amortised Cost Category [member] | 12-month expected credit losses [member] | Stage1 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(24)	(13)
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(86)	(24)
Financial assets that have been derecognized	9	13
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(101)	(24)
Financial Instruments At Amortised Cost Category [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Financial Instruments At Amortised Cost Category [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0